                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------


Check here if Amendment [  ]; Amendment Number:  _____
    This Amendment (Check only one.):[ ] is a restatement.
                                     [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Chesley, Taft & Associates, LLC
Address:          10 South LaSalle Street, Suite 3250
                  Chicago, Illinois 60603




Form 13F File Number:  28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

         /s/ Faris F. Chesley       Chicago, Illinois     November 8, 2004

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:





Number of Other Included Managers:          0


Form 13F Information Table Entry Total:     105


Form 13F Information Table Value Total:     285484
                                            (thousands)





List of Other Included Managers:  NONE





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.


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                                            FORM 13F INFORMATION TABLE



FORM 13F
30-Sep-04

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                          Value       Shares/  Sh/  Put/  Invstmt Other
Name of Issuer                  Title of class CUSIP      (x$1000)    Prn Amt  Prn  Call  Dscretn Managers Sole    Shared    None
------------------------------  -------------- ---------  --------    -------- ---  ----  ------- -------- ------ -------  --------
3M Company                      COM            88579y101      4306       53851 SH         Sole              44801               9050
AFLAC Inc                       COM            001055102       587       14983 SH         Sole              14183                800
Abbott Labs                     COM            002824100      1347       31808 SH         Sole              23358               8450
Accenture, Ltd.                 COM            G1150G111      2414       89245 SH         Sole              76695              12550
Adobe Sys Inc Com               COM            00724F101      2098       42415 SH         Sole              36115               6300
Advance Auto Parts, Inc.        COM            00751Y106      5467      158920 SH         Sole              41000             117920
Alcon Inc.                      COM            h01301102       215        2675 SH         Sole                675               2000
Altera Corp                     COM            021441100       629       32118 SH         Sole              24878               7240
Altria Group Inc.               COM            02209s103       281        5981 SH         Sole               5981
Ambac Financial Group, Inc.     COM            023139108      6484       81105 SH         Sole              12560              68545
American International Group    COM            026874107      3428       50423 SH         Sole              41960               8463
Amgen                           COM            031162100       884       15565 SH         Sole              11765               3800
Anthem, Inc.                    COM            03674b104      5929       67950 SH         Sole               3400              64550
Apollo Group Inc                COM            037604105      2913       39705 SH         Sole              34135               5570
Autodesk, Inc.                  COM            052769106      2842       58446 SH         Sole              48646               9800
BB&T Corp                       COM            054937107       285        7175 SH         Sole               7175
BP PLC ADR United Kingdom       COM            055622104      1046       18180 SH         Sole               9077               9103
Bank America Corp               COM            060505104      6293      145226 SH         Sole              20474             124752
Becton Dickinson & Company      COM            075887109       217        4200 SH         Sole               4200
Bed Bath & Beyond, Inc.         COM            075896100      6214      167439 SH         Sole              59065             108374
Capital One Financial Corp      COM            14040H105       236        3200 SH         Sole               3000                200
Caremark RX Inc                 COM            141705103     10205      318195 SH         Sole              76250             241945
Century Telephone Enterprises   COM            156700106       276        8066 SH         Sole               3679               4387
ChevronTexaco Corp              COM            166764100       447        8336 SH         Sole               2086               6250
Cisco Systems                   COM            17275R102      3897      215288 SH         Sole             171858              43430
Citigroup Inc.                  COM            172967101      9440      213968 SH         Sole              73239             140729
Coca-Cola Co                    COM            191216100      1178       29420 SH         Sole              25645               3775

Cognizant Technology Solutions  COM            192446102      1230       40320 SH         Sole              31820               8500
Colgate Palmolive Company       COM            194162103       208        4605 SH         Sole               4605
Comcast Corp-Cl A               COM            20030N101      1754       62122 SH         Sole                500              61622
Consolidated-Tomoka Land Co.    COM            210226106       240        6909 SH         Sole                                  6909
Danaher Corp                    COM            235851102      3044       59360 SH         Sole              50420               8940
Dell Inc.                       COM            247025109      2493       70027 SH         Sole              57927              12100
Dow Chemical Corporation        COM            260543103       407        9000 SH         Sole               4500               4500
EMC Corporation                 COM            268648102       227       19700 SH         Sole              16800               2900
Ecolab Inc.                     COM            278865100       910       28950 SH         Sole              21325               7625
Emerson Electric                COM            291011104       300        4850 SH         Sole               4850
Express Scripts Inc Cl A        COM            302182100      3491       53425 SH         Sole              45100               8325
Exxon Mobil Corp                COM            30231G102      5471      113203 SH         Sole              28512              84691
Fiserv Inc.                     COM            337738108       390       11199 SH         Sole               6137               5062
Fortune Brands                  COM            349631101      5497       74200 SH         Sole              12355              61845
Freddie Mac                     COM            313400301       504        7725 SH         Sole               6725               1000
General Electric Co.            COM            369604103      7558      225087 SH         Sole              96887             128200
Grainger WW Inc                 COM            384802104       369        6405 SH         Sole               3955               2450
Harley Davidson Inc.            COM            412822108      1862       31321 SH         Sole              21296              10025
Headwaters, Inc.                COM            42210P102       207        6700 SH         Sole                                  6700
Health Grades, Inc.             COM            42218Q102        18       10000 SH         Sole                                 10000
Health Management Associates,   COM            421933102       760       37202 SH         Sole              33602               3600
Illinois Tool Works             COM            452308109      3282       35221 SH         Sole              28821               6400
Intel Corporation               COM            458140100      5537      276018 SH         Sole             132636             143382
International Business Machine  COM            459200101      9810      114414 SH         Sole              38354              76060
J P Morgan & Company Inc.       COM            46625h100      7537      189706 SH         Sole              26430             163276
Jacobs Engineering              COM            469814107      2321       60605 SH         Sole              54855               5750
Johnson & Johnson               COM            478160104      7750      137576 SH         Sole              58575              79001
Johnson Controls                COM            478366107      3881       68313 SH         Sole              48138              20175
Kimberly Clark Corporation      COM            494368103       763       11820 SH         Sole               8720               3100
L-3 Communications Holdings, I  COM            502424104     10356      154560 SH         Sole              53485             101075
Linear Technology Corp          COM            535678106       650       17925 SH         Sole              12450               5475
Lowes Companies Inc.            COM            548661107      6966      128175 SH         Sole              14850             113325
MBNA Corp                       COM            55262L100      9452      375092 SH         Sole             141698             233394
Masco Corp.                     COM            574599106       383       11100 SH         Sole               2500               8600
McDonalds Corporation           COM            580135101       202        7197 SH         Sole               6285                912
Medtronic Inc.                  COM            585055106      5896      113594 SH         Sole              62599              50995
Merck                           COM            589331107      1018       30863 SH         Sole              24117               6746

Microsoft Corporation           COM            594918104      6942      251077 SH         Sole              74699             176378
Northern Trust Company          COM            665859104       596       14606 SH         Sole               6606               8000
Nurses Network Com Inc          COM            670577105         0       34482 SH         Sole                                 34482
Omnicom Group                   COM            681919106       910       12450 SH         Sole              10075               2375
Paychex Inc.                    COM            704326107       301        9997 SH         Sole               9432                565
Pepsico Inc.                    COM            713448108       981       20157 SH         Sole              16382               3775
Pfizer, Inc                     COM            717081103      5400      176483 SH         Sole             136490              39993
Procter & Gamble Company        COM            742718109      3219       59470 SH         Sole              48430              11040
Qualcomm Inc.                   COM            747525103       839       21500 SH         Sole              16400               5100
Quest Diagnostics, Inc.         COM            74834l100      4305       48800 SH         Sole                                 48800
Royal Dutch Petroleum           COM            780257804       429        8321 SH         Sole               2121               6200
SBC Communications Inc          COM            78387G103       292       11247 SH         Sole              11247
SLM Corp                        COM            78442P106       884       19825 SH         Sole              17025               2800
Sara Lee Corp                   COM            803111103       496       21717 SH         Sole              17911               3806
Servicemaster Co. (The)         COM            81760N109       266       20650 SH         Sole                900              19750
Sprint Corp                     COM            852061100       259       12882 SH         Sole               4125               8757
Starbucks Corp                  COM            855244109      5214      114688 SH         Sole             100138              14550
Stericycle Inc.                 COM            858912108      8053      175450 SH         Sole              60250             115200
Suntrust Banks Inc              COM            867914103       306        4350 SH         Sole                450               3900
Symantec Corp                   COM            871503108       505        9200 SH         Sole               8200               1000
Sysco Corp                      COM            871829107      7833      261788 SH         Sole              94425             167363
Target Inc.                     COM            87612E106       679       15000 SH         Sole              12025               2975
Teva Pharmaceutical Industries  COM            881624209      6818      262730 SH         Sole              86050             176680
Texas Instruments Inc.          COM            882508104       342       16075 SH         Sole               8625               7450
Tribune Company                 COM            896047107      1756       42665 SH         Sole              35915               6750
UnitedHealth Group, Inc.        COM            91324p102      2549       34573 SH         Sole              29395               5178
Verizon Communications          COM            92343V104       216        5495 SH         Sole               5495
Wachovia Corp                   COM            929903102       532       11325 SH         Sole               7700               3625
Wal Mart Stores, Inc.           COM            931142103      3309       62204 SH         Sole              54184               8020
Walgreen Company                COM            931422109      9969      278229 SH         Sole              97096             181133
Wells Fargo & Co.-New           COM            949746101     10205      171139 SH         Sole              64604             106535
William Wrigley Jr Co           COM            982526105       475        7497 SH         Sole                                  7497
Willis Group Holdings, Ltd.     COM            G96655108      1485       39700 SH         Sole                                 39700
Zimmer Holdings, Inc.           COM            98956P102       759        9607 SH         Sole               6299               3308
Nuveen Prem Income Mun Fund 2   COM            67063W102       372       25800 SH         Sole                                 25800
SPDR TR                         UNIT SER 1     78462f103       302        2700 SH         Sole               2225                475
iShares TR                      MSCI EAFE IDX  464287465      1388        9815 SH         Sole               9465                350

iShares Inc                     MSCI Japan     464286848      1263      130180 SH         Sole              22180             108000
iShares TR                      S&P SMLCAP 600 464287804       640        4435 SH         Sole               4160                275
iShares TR                      S&P MIDCAP 400 464287507      1139        9586 SH         Sole               8966                620
Royal Bk Scotland Group Plc 6.  SP ADR PREF M  780097796       953       37700 SH         Sole               5200              32500
REPORT SUMMARY                             105 DATA RECORDS 285484